Right-of-Use Assets and Lease Liabilities (Details) - Schedule of leases of buildings - USD ($)	12 Months Ended
	Mar. 31, 2022	Mar. 31, 2021
Cost:
At beginning of year	$ 74,794	$ 135,282
Addition during the year	427,672	72,326
Disposals during the year		(141,478)
Exchange realignment	3,028	8,664
At end of year	505,494	74,794
Accumulated depreciation:
At beginning of year	28,496	74,338
Depreciation for the year	90,327	52,745
Disposals during the year		(102,893)
Exchange realignment	1,627	4,306
At end of year	120,450	28,496
Net carrying amount:	$ 385,044	$ 46,298